As filed with the Securities and Exchange Commission on October 7, 2016

Registration No. 333-189435

            811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 13	☒
and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 242	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on 1, 2016 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 13 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 242 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 1, 2016, the effectiveness of the Registration Statement, filed in Post-Effective Amendment No. 12 on August 8, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 7th day of October, 2016.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Chairman of the Board	October 7, 2016
Mark W. Mullin

*	Director, Executive Vice President, Secretary and General Counsel	October 7, 2016
Jason Orlandi

*	Director, Chief Tax Officer and Senior Vice President	October 7, 2016
David Schulz

*	Corporate Controller and Senior Vice President	October 7, 2016
Eric Martin

*	Director and President	October 7, 2016
Blake S. Bostwick

*	Director, Executive Vice President Chief Financial Officer and Treasurer	October 7, 2016
C. Michiel van Katwijk

/s/ Alison Ryan		October 7, 2016
Alison Ryan

*By:	Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.